Summary of Significant Accounting Policies (Details) - Schedule of Depreciation of Property and Equipment	Jun. 30, 2024
Office furniture [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment, useful life	5 years
Minimum [Member] | Leasehold improvements [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment, useful life	7 years
Maximum [Member] | Leasehold improvements [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment, useful life	10 years